Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) Segments	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0
Write-off			152,432
Raw materials			23,623
Finished goods			123,094
Packaging			5,715
Impairment of intangible assets	0		1,450,000	$ 300,000
Research and development expense	$ 33,148	$ 103,025	1,637,117	1,079,362
Operating loss carry forwards			7,110,329
Number of reportable segments | Segments	2
Allowance for doubtful accounts		$ 2,266		$ 7,513
Impairment of goodwill	$ 0		0
Operating loss carry forwards valuation allowance			$ 7,110,329